Summary of Significant Accounting Policies and Practices (Details) - USD ($)				6 Months Ended		12 Months Ended
	Nov. 02, 2022	Aug. 03, 2020	May 18, 2020	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2020
Summary of Significant Accounting Policies and Practices [Line Items]
Cash consideration	$ 17,000,000
Outstanding stock percentage			100.00%
Outstanding stock valued			$ 9,700,000
Stock exchanged shares (in Shares)			72,636,230
Market price per share (in Dollars per share)			$ 0.133
Total loss			$ 5,700,000
Cash consideration		$ 3,500,000
Total gain		$ 63,000.000
Assets and liabilities disposed loss	$ 800,000
Purchase price				$ 17,000,000
Accumulated other comprehensive loss				$ 20,700,000		$ 25,700,000
Foreign currency translation adjustments				The balance sheet amounts, with the exception of shareholders’ equity at June 30, 2026, and December 31, 2025 were translated at 6.7851 RMB and 6.9931 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the period ended June 30, 2026 and the period ended June 30, 2025 were 6.8624 RMB, and 7.2526 RMB to $1.00, respectively.
Goodwill				$ 72,000		72,000
Impairment of long-lived assets						$ 6,800,000
Unrealized fair value losses on digital assets				$ 27,400,000
Remaining lease term				5 years
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				7,986,477	6,810,554
Percentage of recognized tax benefit				50.00%
Bitcoin [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Number of crypto units				802.77
Fair value of digital currencies				$ 47,100,000
Ethereum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Number of crypto units				2,949.79
Fair value of digital currencies				$ 4,600,000
Value Added Tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Percentage of issued shares	100.00%
Minimum [Member] | Value Added Tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Value added taxes percentage				6.00%
Maximum [Member] | Value Added Tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Value added taxes percentage				13.00%
Private Placement [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Price per unit			$ 0.193
SOS [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
Goodwill							$ 71,977,000
International Holdings Limited [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
Investment Holding Limited [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage	100.00%
SOS Industrial Holding Co [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
China Rapid Finance [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Purchase price			$ 9,700,000
SOS Information Technology [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage	100.00%
Class A Ordinary Shares [Member] | Private Placement [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Private placement transactions share (in Shares)			37,985,203
Class B ordinary shares [Member] | Private Placement [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Private placement transactions share (in Shares)			3,465,574